497(e)
                                                                      333-141082
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AXA Equitable Life Insurance Company

SUPPLEMENT DATED SEPTEMBER 3, 2009 TO THE MAY 1, 2009 PROSPECTUS SUPPLEMENT FOR

o EQUI-VEST(R) (Series 100-500)          o EQUI-VEST(R) TSA Advantage(SM)
o EQUI-VEST(R) (Series 201)              o EQUI-VEST(R) Employer-Sponsored
o EQUI-VEST(R)                             Retirement Programs
o EQUI-VEST(R) At Retirement(SM)         o Momentum(SM)
o EQUI-VEST(R) Express(SM)               o Momentum Plus(SM)
o EQUI-VEST(R) Vantage(SM)               o Retirement Investment Account(R)
o EQUI-VEST(R) Strategies                o Members Retirement Program
o EQUI-VEST(R) Strategies (Series 901)   o 300+

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This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes described below.

Effective August 1, 2009, Firsthand Capital Management, Inc. ("Firsthand") ceased to serve as sub-adviser to an allocated portion of the Multimanager Technology Portfolio. RCM Capital Management LLC, SSgA Funds Management, Inc., and Wellington Management Company, LLP remain as sub-advisers to the Multimanager Technology Portfolio. Accordingly, all references to Firsthand in the Prospectus are hereby deleted.

















    EQUI-VEST(R) and Retirement Investment Account(R) are issued by and are registered service marks of
 AXA Equitable Life Insurance Company (AXA Equitable). EQUI-VEST(R) Strategies,
                         EQUI-VEST(R) At Retirement(SM),
     EQUI-VEST(R) Express(SM), EQUI-VEST(R) TSA Advantage(SM), EQUI-VEST(R)
               Vantage(SM), Momentum(SM) and Momentum Plus(SM) are
                issued by and are service marks of AXA Equitable.
 Certain contracts distributed by affiliate AXA Advisors, LLC, and for certain other contracts co-distributed by
                        affiliate AXA Distributors, LLC,
                1290 Avenue of the Americas, New York, NY 10104.

    Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

888-570 (8/09)                                        Catalog No. 142557 (8/09)
100-500, 201, 700, 701, 800, 801, 900, 901,
Vantage, TSA Advantage, Empl. Sp.,
EQ@Ret, Mo, Mo+, RIA, MRP, 300+ NB/IF (AR)                               x02814